Description of Organization, Business Operations and Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Description of Organization, Business Operations and Going Concern [Abstract]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN

NOTE 1 — DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN

Solidion Technology, Inc (the “Company”, “Solidion” or “Solidion Technology”), formerly known as Nubia Brand International Corp. prior to February 2, 2024, was incorporated in Delaware on June 14, 2021 and is an advanced battery technology company focused on the development and commercialization of battery materials, components, cells, and selected module/pack technologies. Solidion’s headquarters is in Dallas, Texas. Research and development and manufacturing operations are located in Dayton, Ohio.

On February 2, 2024, Nubia Brand International Corp., a Delaware corporation (“Nubia” and after the Transactions described herein, the “Company”, “Solidion” or “Solidion Technology, Inc.”), consummated the previously announced merger (the “Closing”) pursuant to a Merger Agreement, dated February 16, 2023 (as amended on August 25, 2023, the “Merger Agreement”), by and among Nubia, Honeycomb Battery Company, an Ohio corporation (“HBC”), and Nubia Merger Sub, Inc., an Ohio corporation and wholly-owned subsidiary of Nubia (“Merger Sub”). HBC was formerly the energy solutions division of Global Graphene Group, Inc. (“G3”). Pursuant to the Merger Agreement, Merger Sub merged with and into HBC (the “Merger,” and the transactions contemplated by the Merger Agreement, the “Transactions”), with HBC surviving such merger as a wholly owned subsidiary of Nubia, which was renamed “Solidion Technology, Inc.” upon Closing.

In accordance with the Merger Agreement the Company issued to the HBC stockholders aggregate consideration of 70,000,000 shares of Solidion’s common stock, minus up to 200,000 Holdback Shares, subject to adjustment for any additional interest or penalties related to the G3 Tax Lien (the “Closing Merger Consideration Shares”) at the effective time of the Merger Agreement (the “Effective Time”), plus up to an additional 22,500,000 shares of Solidion’s common stock (the “Earnout Shares”) upon the occurrence of the following events (or earlier upon a change of control of Solidion but subject to (and only to the extent that) the valuation of Solidion’s common stock implied by such change of control transaction meeting the respective volume weighted average price (“VWAP”), as defined in the Merger Agreement, thresholds set forth below) (the “Earnout Arrangement”):

(i)     5,000,000 Earnout Shares if, over any ten (10) trading days within any thirty (30) trading day period from and after the date that is thirty (30) days following the closing date of the Transactions (the “Closing Date”) until the second anniversary of the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $12.50 per share (subject to any adjustment pursuant to the Merger Agreement);

(ii)    7,500,000 Earnout Shares if, over any ten (10) trading days within any thirty (30) trading day period from and after the date that is one hundred eighty (180) days following the Closing Date until the date that is forty-two (42) months following the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $15.00 per share (subject to any adjustment pursuant to the Merger Agreement); and

(iii)   10,000,000 Earnout Shares if over any ten (10) trading days within any thirty (30) trading day period from and after the date that is one hundred eighty (180) days following the Closing Date until the fourth anniversary of the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $25.00 per share (subject to any adjustment pursuant to the Merger Agreement).

If, prior to the expiration of the earn out periods set forth in (i)-(iii) above, there occurs any transaction resulting in a change in control, and the corresponding valuation of Solidion’s Class A common stock, calculated inclusive of the Earnout Shares to be issued under the Earnout Arrangement, is greater than or equal to the amount set forth in (i)-(iii), as applicable, then, immediately prior to the consummation of such change in control, the event set forth in (i)-(iii), as applicable, if not previously satisfied, shall be deemed to have occurred, subject to the terms provided in the Merger Agreement.

As of September 30, 2024, none of the Earnout Shares had been earned by G3.

The Merger was accounted for as a common control transaction with respect to HBC which is akin to a reverse recapitalization. This conclusion was based on the fact that G3 had a controlling financial interest in HBC prior to the Merger and has a controlling financial interest in Solidion (which includes HBC as a wholly owned subsidiary). Net assets of Nubia will be stated at their historical carrying amounts with no goodwill or intangible assets recognized in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Merger with respect to HBC will not be treated as a change in control due primarily to G3 receiving the controlling voting stake in Solidion and G3’s ability to nominate a majority of the board of directors of Solidion. Under the guidance in ASC 805 for transactions between entities under common control, the assets and liabilities of HBC and Nubia are recognized at their carrying amounts on the date of the Merger.

Under a reverse recapitalization, Nubia will be treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Merger will be treated as the equivalent of HBC issuing stock for the net liabilities of Nubia, accompanied by a recapitalization.

Going Concern

The Company’s financial statements have been prepared under the assumption that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business for the foreseeable future.

Since the Company’s inception, it has experienced recurring net losses and net cash used in operating activities and has generated minimal sales. For the nine months ended September 30, 2024, the Company recorded a net loss of $14,384,526, which included a gain of $24,017,035 due to the change in the fair value of derivative liabilities and a $27,475,797 loss due to the issuance of common stock and warrants, net cash used in operating activities of $5,677,192 and as of September 30, 2024, had cash and cash equivalents of $1,188,657. For the year ended December 31, 2023, the Company recorded a net loss of $5,324,624 and net cash used in operating activities of $4,068,302.

Additionally, as of the balance sheet date and up to the date that the financial statements were issued, the Company does not have availability under any debt agreements. The Company also expects to continue to incur net losses and net cash used in operating activities in accordance with its operating plan and expects that expenditures will increase significantly in connection with its ongoing activities. Given the Company’s projected operating requirements and its existing cash and cash equivalents, the Company is projecting insufficient liquidity to sustain its operations and meet its obligations through one year following the date that the financial statements were issued. These events and conditions raise substantial doubt about the Company’s ability to continue as a going concern.

As an early-stage growth company, the Company’s ability to access capital is critical. The Company plans to finance its operations with proceeds from the sale of equity securities or debt; however, there is no assurance that management’s plans to obtain additional debt or equity financing will be successfully implemented or implemented on terms favorable to the Company.

The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Risks and Uncertainties

The Company’s current business activities consist of development and commercialization of battery materials, components, cells, and selected module/pack technologies. The Company faces inherent risks associated with its operations, such as the ongoing development of its technology, marketing, and distribution channels, as well as the enhancement of its supply chain and manufacturing capabilities. Additionally, the need to recruit additional management and key personnel is vital. The success of the Company’s development initiatives and the achievement of profitability hinge on various factors, including its ability to enter potential markets and secure sustainable financing in the future.

The Company’s future results of operations involve a number of risks and uncertainties. Factors that could affect the Company’s future operating results and cause actual results to vary materially from expectations include, but are not limited to, rapid technological change, competition from substitute products and larger companies, protection of proprietary technology, ability to maintain distributor relationships and dependence on key individuals.

NOTE 1 — DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN

Solidion Technology, Inc, formerly known as Nubia Brand International Corp. prior to February 2, 2024 (the “Closing Date”) was incorporated in Delaware on June 14, 2021 and Nubia Merger Sub, Inc., an Ohio corporation, (collectively, the Company”) was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2023, the Company had not commenced any operations. All activity for the period from June 14, 2021 (inception) through December 31, 2023 relates to the Company’s formation and the initial public offering (“Initial Public Offering” or “IPO”), which is described below. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

On February 16, 2023, the Company entered into a Merger Agreement (the “Merger Agreement”) by and among Honeycomb Battery Company, an Ohio corporation (the “Honeycomb”), the Company, and Nubia Merger Sub, Inc., an Ohio corporation (“Merger Sub”) and wholly-owned subsidiary of the Company, pursuant to which Merger Sub will merge with and into Honeycomb (the “Merger”) with Honeycomb as the surviving corporation of the Merger and becoming a wholly-owned subsidiary of the Company. In connection with the Merger, the Company will change its name to “Honeycomb Battery Company” or such other name designated by Honeycomb by notice to the Company, which is referred to herein as the “Solidion.” The board of directors of the Company (the “Nubia Board”) has unanimously (i) approved and declared advisable the Merger Agreement, the Merger and the other transactions contemplated thereby (collectively, the “Transactions”) and (ii) resolved to recommend approval of the Merger Agreement and related matters by the stockholders of the Company.

The Merger Agreement provides that the Company will issue to the Honeycomb stockholders aggregate consideration of 70,000,000 shares of Solidion’s common stock (the “Closing Merger Consideration Shares”) at the effective time of the Merger Agreement (the “Effective Time”), plus up to an additional 22,500,000 shares of Solidion’s common stock (the “Earnout Shares”) upon the occurrence of the following events (or earlier upon a change of control of Solidion but subject to (and only to the extent that) the valuation of Solidion’s common stock implied by such change of control transaction meeting the respective volume weighted average price (“VWAP”), as defined in the Merger Agreement, thresholds set forth below):

(i)     5,000,000 Earnout Shares if, over any ten (10) trading days within any thirty (30) trading day period from and after the date that is thirty (30) days following the closing date of the Transactions (the “Closing Date”) until the second anniversary of the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $12.50 per share (subject to any adjustment pursuant to the Merger Agreement);

(ii)    7,500,000 Earnout Shares if, over any ten (10) trading days within any thirty (30) trading day period from and after the date that is one hundred eighty (180) days following the Closing Date until the date that is forty-two (42) months following the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $15.00 per share (subject to any adjustment pursuant to the Merger Agreement); and

(iii)   10,000,000 Earnout Shares if over any ten (10) trading days within any thirty (30) trading day period from and after the date that is one hundred eighty (180) days following the Closing Date until the fourth anniversary of the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $25.00 per share (subject to any adjustment pursuant to the Merger Agreement).

The Merger Agreement contains customary representations and warranties of the parties.

The Merger is accounted for as a reverse recapitalization with Honeycomb as the accounting acquirer.

On February 2, 2024 (the “Closing Date”), the Company consummated the business combination (the “Closing”) pursuant to a Merger Agreement, dated February 16, 2023 (as amended on August 25, 2023, the “Merger Agreement”) with HBC surviving such merger as a wholly owned subsidiary of Nubia, which was renamed “Solidion Technology, Inc.” upon Closing.

Business Prior to the Business Combination

The registration statement for the Company’s Initial Public Offering was declared effective on March 10, 2022. On March 15, 2022, the Company consummated the Initial Public Offering of 11,000,000 units (“Units” and, with respect to the shares of common stock included in the Units being offered, the “Public Shares”), generating gross proceeds of $110,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private sale (the “Private Placement”) of an aggregate of 5,000,000 warrants (the “Private Placement Warrants”) to Mach FM Acquisitions LLC (the “Sponsor”) at a purchase price of $1.00 per Private Placement Warrant, generating gross proceeds to the Company in the amount of $5,000,000.

On March 15, 2022, the underwriters purchased an additional 1,350,000 Units pursuant to the partial exercise of the over-allotment option. The Units were sold at an offering price of $10.00 per Unit, generating additional gross proceeds to the Company of $13,500,000. Also, in connection with the partial exercise of the over-allotment option, the Sponsor and the underwriter purchased an additional 405,000 Private Placement Warrants at a purchase price of $1.00 per warrant generating additional gross proceeds to the Company of $405,000.

The Company’s ability to commence operations is contingent upon obtaining adequate financial resources through its Initial Public Offering of 12,350,000 Units (including a partial exercise of the underwriters’ over-allotment option) at $10.00 per Unit, which is discussed in Note 3, and the sale of 5,405,000 Private Placement Warrants (including a partial exercise of the underwriters’ over-allotment option) at a price of $1.00 per Private Placement Warrant in private placements to the Sponsor that will close simultaneously with the Initial Public Offering.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (as defined below) (excluding the deferred underwriting commissions and taxes payable on the interest earned on the Trust Account). The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Upon the closing of the Initial Public Offering, management agreed that an amount equal to at least $10.20 per Unit sold in the Initial Public Offering, including proceeds of the Private Placement Warrants, will be held in a trust account (“Trust Account”), located in the United States and invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting certain conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below. On December 15, 2023 the funds in the Trust Account were moved into a non-interest bearing, segregated account, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.

The holders of the Founder Shares have agreed (a) to waive their redemption rights with respect to the Founder Shares and Public Shares held by them in connection with the completion of a Business Combination and (b) not to propose an amendment to the Certificate of Incorporation (i) to modify the substance or timing of the Company’s obligation to allow redemptions in connection with a Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (ii) with respect to any other provision relating to stockholders’ rights or pre-business combination activity, unless the Company provides the Public Stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

On March 13, 2023, in accordance with the current certificate of incorporation, the Company contributed an aggregate of $1,235,000 (or $0.10 per share for each outstanding public share) to the trust account and extended the time to complete a business combination from March 15, 2023 to June 15, 2023. On June 14, 2023, the Company held a special meeting of stockholders (the “Special Meeting”). At the Special Meeting, stockholders approved to amend the Company’s Amended and Restated Certificate of Incorporation to allow the Company to extend the date by which the Company must consummate a business combination (the “Extension”) on a monthly basis up to six times from June 15, 2023 (the date that is 15 months from the closing date of the Company’s initial public offering of units) to December 15, 2023 (the date that is 21 months from the closing date of the IPO). The Company contributed an additional $125,000 per month from June through November 2023 for a total of $750,000 related to the Special Meeting Extension.

Stockholders elected to redeem an aggregate 8,430,383 or shares of Common Stock in connection with the Special Meeting. As such, $89,038,494 was withdrawn from the Trust.

In connection with the redemption, the Company recorded an excise tax liability and equity adjustment of $0.9 million.

On December 14, 2023, the Company held another special meeting of stockholders (the “Second Special Meeting”). At the Second Special Meeting, stockholders approved the business combination.

Stockholders elected to redeem an aggregate 1,625,876 shares of Common Stock in connection with the Second Special Meeting. The funds of $17,834,235 are due and payable to the redeeming stockholders on the earlier of the closing of the business combination or the liquidation date. As such, the Company recorded a Funds payable to redeemed Class A stockholders at December 31, 2023 and reduced Class A common stock subject to possible redemption at December 31, 2023 of $17,834,235. The funds were transferred to the stockholders upon closing of the business combination on February 2, 2024.

Excise tax, if any, related to the redemption will be accrued on the date the funds are paid to the stockholders.

Going Concern Consideration

On February 2, 2024 (the “Closing Date”), the Company consummated the business combination (the “Closing”) pursuant to a Merger Agreement, dated February 16, 2023 (as amended on August 25, 2023, the “Merger Agreement”) with HBC surviving such merger as a wholly owned subsidiary of Nubia, which was renamed “Solidion Technology, Inc.” upon Closing.

Since Solidion’s inception, the Company has experienced recurring net losses and has generated minimal sales. For the year ended December 31, 2023, Solidion recorded net losses of approximately $5,300,000, net cash used in operating activities of approximately $4,100,000 and, as of December 31, 2023, had cash and cash equivalents on hand of approximately $1,000, which factors raise substantial doubt about the Company’s ability to continue as a going concern. The Company plans to finance its operations with proceeds from the sale of equity securities or debt; however, there is no assurance that management’s plans to obtain additional debt or equity financing will be successfully implemented or implemented on terms favorable to the Company.

The balance sheets do not include any adjustments that might result from the outcome of this uncertainty. The accompanying financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“US GAAP”), which contemplate continuation of the Company as a going concern.

Risks and Uncertainties

The IR Act imposes a 1% excise tax on the fair market value of stock repurchases made by covered corporations after December 31, 2022. The total taxable value of shares repurchased is reduced by the fair market value of and newly issued shares during the taxable year. Redemption rights are ubiquitous to nearly all SPACs. Stockholders have the ability to require the SPAC to repurchase their shares prior to the merger in what is known as a redemption right, essentially getting their money back. The Company recorded an excise tax liability and equity adjustment of $0.9 million for the ended December 31, 2023 in connection with Second Special Meeting redemptions.

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action, related sanctions on the world economy and the ongoing hostilities in the Middle East are not determinable as of the date of these financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements.